RISK MANAGEMENT (Details 5) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 173,819,116	$ 160,468,094
Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		160,468,094
Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	94,600,648	88,997,241	$ 88,997,241
Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	55,562,618	58,661,267	58,661,267
SME Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,524,571	17,184,059	17,184,059
Other Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,513,459	13,151,915	13,151,915
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,993,381	27,646,114
Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,993,381	27,646,114	27,646,114
Credit card Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,026,689	6,255,277	6,255,277
Vehicle Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,253,060	2,915,705	2,915,705
Payroll loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,451,381	6,970,783	6,970,783
Others Consumer Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	14,262,251	11,504,349	11,504,349
Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,870,685	20,512,208	20,512,208
VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,778,067	5,491,926	5,491,926
Non-VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,092,618	15,020,282	15,020,282
Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,198,204	22,248,951	$ 22,248,951
Small Business Loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,156,198	1,063,580
Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,156,198	1,063,580
2019
Disclosure Of Risk Management [Line Items]
Debt instruments held	34,510,004	31,418,834
2019 | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,052,548	26,641,770
2019 | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,569,691	17,054,923
2019 | SME Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,253,678	5,568,251
2019 | Other Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	9,229,179	4,018,596
2019 | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	749,322	1,393,022
2019 | Credit card Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	100,367	761,294
2019 | Vehicle Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	60,754	67,118
2019 | Payroll loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	62,657	52,087
2019 | Others Consumer Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	525,544	512,523
2019 | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	58,613	50,102
2019 | VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,056	12,238
2019 | Non-VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	47,557	37,864
2019 | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,393,428	3,101,344
2019 | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	256,093	232,596
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	26,623,392	27,737,620
Later than one year and not later than three years [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	18,846,830	19,583,956
Later than one year and not later than three years [member] | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,491,758	11,588,101
Later than one year and not later than three years [member] | SME Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,482,139	5,684,612
Later than one year and not later than three years [member] | Other Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,872,933	2,311,243
Later than one year and not later than three years [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,562,956	4,826,773
Later than one year and not later than three years [member] | Credit card Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	244,218	1,104,571
Later than one year and not later than three years [member] | Vehicle Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	610,398	718,610
Later than one year and not later than three years [member] | Payroll loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	624,660	692,079
Later than one year and not later than three years [member] | Others Consumer Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,083,680	2,311,513
Later than one year and not later than three years [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	175,572	148,851
Later than one year and not later than three years [member] | VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	51,768	40,182
Later than one year and not later than three years [member] | Non-VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	123,804	108,669
Later than one year and not later than three years [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,560,578	2,698,394
Later than one year and not later than three years [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	477,456	479,646
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	33,245,511	29,715,679
Later than three years and not later than five years [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,216,100	13,561,261
Later than three years and not later than five years [member] | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,335,723	8,533,725
Later than three years and not later than five years [member] | SME Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,774,471	2,973,761
Later than three years and not later than five years [member] | Other Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,105,906	2,053,775
Later than three years and not later than five years [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,069,707	12,035,699
Later than three years and not later than five years [member] | Credit card Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,073,539	2,384,220
Later than three years and not later than five years [member] | Vehicle Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,538,979	1,499,980
Later than three years and not later than five years [member] | Payroll loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,397,974	1,325,911
Later than three years and not later than five years [member] | Others Consumer Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,059,215	6,825,588
Later than three years and not later than five years [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	479,086	389,456
Later than three years and not later than five years [member] | VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	117,404	93,917
Later than three years and not later than five years [member] | Non-VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	361,682	295,539
Later than three years and not later than five years [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,260,513	3,546,370
Later than three years and not later than five years [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	220,105	182,893
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	79,440,209	71,595,961
Later than five years [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	28,485,170	29,210,254
Later than five years [member] | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	19,165,446	21,484,518
Later than five years [member] | SME Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,014,283	2,957,435
Later than five years [member] | Other Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,305,441	4,768,301
Later than five years [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	14,611,396	9,390,620
Later than five years [member] | Credit card Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,608,565	2,005,192
Later than five years [member] | Vehicle Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,042,929	629,997
Later than five years [member] | Payroll loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,366,090	4,900,706
Later than five years [member] | Others Consumer Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,593,812	1,854,725
Later than five years [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,157,414	19,923,799
Later than five years [member] | VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,597,839	5,345,589
Later than five years [member] | Non-VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,559,575	14,578,210
Later than five years [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	13,983,685	12,902,843
Later than five years [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 202,544	$ 168,445